Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property, plant and equipment consist of the following:

2021
	Cost	Accumulated depreciation	Net book value
Generation	$4,187,197	$751,219	$3,435,978
Distribution and transmission	7,468,236	780,537	6,687,699
Land	114,821	—	114,821
Equipment	101,971	56,464	45,507
Construction in progress
Generation	148,302	—	148,302
Distribution and transmission	610,139	—	610,139
	$12,630,666	$1,588,220	$11,042,446

2020
	Cost	Accumulated depreciation	Net book value
Generation	$2,918,692	$633,210	$2,285,482
Distribution and transmission	5,766,885	661,786	5,105,099
Land	114,847	—	114,847
Equipment	99,722	51,979	47,743
Construction in progress
Generation	136,424	—	136,424
Distribution and transmission	552,243	—	552,243
	$9,588,813	$1,346,975	$8,241,838

Schedule of Capitalization of Interest
Interest and AFUDC capitalized to the cost of the assets in 2021 and 2020 are as follows:

	2021	2020
Interest capitalized on non-regulated property	$3,313	$9,359
AFUDC capitalized on regulated property:
Allowance for borrowed funds	3,208	3,475
Allowance for equity funds	5,725	2,219
	$12,246	$15,053